Earnings Per Share [Text Block]	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Text Block]

19. Earnings per Common Share

The following table presents the calculation of basic and diluted earnings per common share.

Year ended December 31, ($ in millions except per share data)	2013	2012	2011
Net income (loss) from continuing operations	$416	$1,370	$(219)
Preferred stock dividends — U.S. Department of Treasury	(543)	(535)	(534)
Impact of repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury and elimination of share adjustment right (a)	(240)	—	—
Preferred stock dividends	(267)	(267)	(260)
Impact of preferred stock conversion or amendment	—	—	32

Net (loss) income from continuing operations attributable to common shareholders (b)	(634)	568	(981)

(Loss) income from discontinued operations, net of tax	(55)	(174)	62

Net (loss) income attributable to common shareholders	$(689)	$394	$(919)

Basic weighted-average common shares outstanding	1,355,375	1,330,970	1,330,970

Diluted weighted-average common shares outstanding (b)	1,355,375	1,330,970	1,330,970

Basic earnings per common share
Net (loss) income from continuing operations	$(468)	$427	$(738)
(Loss) income from discontinued operations, net of tax	(41)	(131)	47

Net (loss) income	$(509)	$296	$(691)

Diluted earnings per common share (b)
Net (loss) income from continuing operations	$(468)	$427	$(738)
(Loss) income from discontinued operations, net of tax	(41)	(131)	47

Net (loss) income	$(509)	$296	$(691)

(a)	Refer to Note 17 for further detail.

(b)	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2013, and 2011, respectively, net (loss) income from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.

The effects of converting the outstanding Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares are not included in the diluted earnings per share calculation for the years ended December 31, 2013, 2012, and 2011, respectively, as the effects would be antidilutive for those periods. As such, 288 thousand, 574 thousand, and 574 thousand of potential common shares were excluded from the diluted earnings per share calculation for the years ended December 31, 2013, 2012, and 2011, respectively.